FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Not Designated as Hedging Instrument [Member]
Derivatives:
Interest rate/ currency swap contracts - short-term payables	$ 6,600	$ 300
Fair Value [Member]
Non-derivatives:
Available-for-sale debt securities	46,281	41,742
Equity securities	67,346	52,060
Floating rate NOK bonds due 2019	93,843	92,709
Derivatives:
Interest rate/ currency swap contracts - short-term receivables	99	108
Interest rate/ currency swap contracts - long-term receivables	16,826	8,347
Interest rate/ currency swap contracts - short-term payables	39,720	503
Interest rate/ currency swap contracts - long-term payables	1,520	48,618
Fair Value [Member] | NOK500million senior unsecured floating rate bonds due 2020 [Member]
Non-derivatives:
Floating rate NOK bonds due 2020	62,714	61,306
Fair Value [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds	0	71,662
Fair Value [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Non-derivatives:
Unsecured convertible bonds	234,281	242,719
Fair Value [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Non-derivatives:
Unsecured convertible bonds	171,380	0
Carrying Value [Member]
Non-derivatives:
Equity securities	67,346	52,060
Floating rate NOK bonds due 2019	92,867	92,477
Derivatives:
Interest rate/ currency swap contracts - short-term receivables	99	108
Interest rate/ currency swap contracts - long-term receivables	16,826	8,347
Interest rate/ currency swap contracts - short-term payables	39,720	503
Interest rate/ currency swap contracts - long-term payables	1,520	48,618
Carrying Value [Member] | NOK500million senior unsecured floating rate bonds due 2020 [Member]
Non-derivatives:
Floating rate NOK bonds due 2020	61,259	61,001
Carrying Value [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds	0	63,218
Carrying Value [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Non-derivatives:
Unsecured convertible bonds	225,000	225,000
Carrying Value [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Non-derivatives:
Unsecured convertible bonds	164,000	0
Corporate Bond Securities [Member]
Non-derivatives:
Available-for-sale debt securities	$ 46,300	$ 41,700